Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
The remainder of 2026	$ 191
2027	279
2028	239
2029	134
2030	85
2031 - 2034	334
Total operating lease payments	1,262
Less: imputed interest	(238)
Present value of lease liabilities	$ 1,024